LIABILITY FOR EMPLOYEE RIGHTS UPON RETIREMENT (Schedule of Obligation Recognized for Defined Benefit Plans) (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
At January 1	₪ 40	₪ 40
Current service cost	12	11
Interest expense (income)	2	2
Employer contributions	(9)	(8)
Benefits paid	(4)	(4)
Remeasurements:
Experience loss	4	2
Return on plan assets	(2)	(3)
At December 31	43	40
Present value of obligation [Member]
Disclosure of net defined benefit liability (asset) [line items]
At January 1	144	139
Current service cost	12	11
Interest expense (income)	4	3
Benefits paid	(14)	(11)
Remeasurements:
Experience loss	4	2
At December 31	150	144
Fair value of plan assets [Member]
Disclosure of net defined benefit liability (asset) [line items]
At January 1	(104)	(99)
Interest expense (income)	(2)	(1)
Employer contributions	(9)	(8)
Benefits paid	10	7
Remeasurements:
Return on plan assets	(2)	(3)
At December 31	₪ (107)	₪ (104)